TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION [Abstract]
Income Tax Expense
Income tax expense comprises:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Current income tax	6,903	7,949	56,296
Deferred tax	(8,753)	(19,797)	(4,333)
Withholding tax expense	12,595	15,936	33,901
	10,745	4,088	85,864

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $

Loss before income tax and share of results of equity investees	(548,509)	(953,880)	(1,368,619)

Tax expense computed at tax rate of 17%	(93,247)	(162,160)	(232,665)
Changes in valuation allowance	91,017	197,257	265,776
Non-deductible expenses	2,211	1,797	4,207
Effect of concessionary tax rate and tax reliefs	(3,072)	(6,139)	(42,404)
Withholding tax expense	12,595	15,936	33,901
Foreign earnings at different tax rates	4,104	(38,099)	60,721
Others	(2,863)	(4,504)	(3,672)
	10,745	4,088	85,864

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	December 31,
	2018 $	2019 $
Deferred tax assets:
Property and equipment	1,291	4,380
Advances from customers	283	507
Deferred revenue	72,970	93,956
Unutilized tax losses and unused capital allowances	346,369	586,944
Others	6,681	16,922
Valuation allowance	(354,462)	(619,272)
Total deferred tax assets	73,132	83,437

Property and equipment	(954)	(1,002)
Intangible assets	(1,998)	(2,577)
Deferred channel costs	(7,300)	(9,448)
Others	(257)	(1,045)
Total deferred tax liabilities	(10,509)	(14,072)
Net deferred tax assets	62,623	69,365